CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Preferred Stock [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 30		$ 16	$ 30,635	$ (29)	$ (27,547)	$ 3,105
Balance, shares at Dec. 31, 2019	1,806,204	[1]	1,004,386
Stock-based compensation			$ 0	14	0	0	14
Conversion of preferred shares into ordinary shares	$ 6		$ (6)		0	0	0
Conversion of Stock, Shares Converted	400,000	[1]	(400,000)
Issuance of preferred shares	$ 0		$ 5	705	0	0	710
Issuance of preferred shares, shares			311,404
Net loss	0		$ 0	0	0	(661)	(661)
Balance at Jun. 30, 2020	$ 36		$ 15	31,354	(29)	(28,208)	3,168
Balance, shares at Jun. 30, 2020	2,206,204	[1]	915,790
Balance at Dec. 31, 2020	$ 37		$ 15	31,360	(29)	(29,362)	$ 2,021
Balance, shares at Dec. 31, 2020	2,212,496	[1]	915,790				2,212,496
Conversion of preferred shares into ordinary shares	$ 2		$ (2)	0	0	0	$ 0
Conversion of Stock, Shares Converted	120,000	[1]	(120,000)
Issuance of ordinary shares to Vexigo’s former shareholders- warrants exercise	$ 1		$ 0	(1)	0	0	0
Issuance of ordinary shares to Vexigo’s former shareholders- warrants exercise, Shares	34,666	[1]	0
Net loss	$ 0		$ 0	0	0	(994)	(994)
Balance at Jun. 30, 2021	$ 40		$ 13	$ 31,359	$ (29)	$ (30,356)	$ 1,027
Balance, shares at Jun. 30, 2021	2,367,162	[1]	795,790				2,367,162

[1]	see also Note 6(c) regarding reverse stock split.